Financial instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	May 10, 2019	May 09, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash and cash equivalents	$ 479,685,000	$ 140,596,000			$ 102,752,000
Cash flows from (used in) operating activities	950,645,000	$ 491,973,000
Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity	600,000,000		$ 600,000,000	$ 500,000,000
Undrawn borrowing facilities	600,000,000
Currency risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 368,000,000
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on cash and cash equivalents	$ 11,000,000
Interest rate risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Fuel derivative contracts | Commodity price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on financial liabilities	$ 5,000,000